Investment in PennyMac Mortgage Investment Trust at Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Investment in PennyMac Mortgage Investment Trust at Fair Value
Summary of change in fair value of investment in and dividends received from PennyMac Mortgage Investment Trust

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Dividends	$216	$167	$138
Change in fair value	(175)	650	(115)

	$41	$817	$23

Fair value of PennyMac Mortgage Investment Trust shares at year end	$1,722	$1,897	$1,247